Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2014	$ 346,034	$ 30,052,656	$ (58,098)	$ (33,362,424)	$ (3,021,832)
Balance (in Shares) at Dec. 31, 2014	346,034,068
Common stock issued for cash	$ 23,400	1,652,600			1,676,000
Common stock issued for cash (in Shares)	23,400,000
Stock-based compensation		791,390			791,390
Loss on foreign currency translation			21,130		21,130
Net loss				(2,035,922)	(2,035,922)
Balance at Dec. 31, 2015	$ 369,434	32,496,646	(36,968)	(35,398,346)	$ (2,569,234)
Balance (in Shares) at Dec. 31, 2015	369,434,068				369,434,068
Common stock issued for services	$ 500	47,500			$ 48,000
Common stock issued for services (in Shares)	500,000
Common stock issued for cash	$ 24,000	1,136,000			$ 1,160,000
Common stock issued for cash (in Shares)	24,000,000				4,000,000
Loss on foreign currency translation			(11,075)		$ (11,075)
Net loss				(2,673,836)	(2,673,836)
Balance at Dec. 31, 2016	$ 393,934	$ 33,680,146	$ (48,043)	$ (38,072,182)	$ (4,046,145)
Balance (in Shares) at Dec. 31, 2016	393,934,068				393,934,068
Common stock issued for cash					$ 500,000
Common stock issued for cash (in Shares)					8,333,334
Net loss					$ (1,622,122)
Balance at Sep. 30, 2017					$ (4,365,011)
Balance (in Shares) at Sep. 30, 2017					404,517,402